SCHEDULE OF BANK LOANS (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Short-term bank loans		$ 47,054
Loan from Shenzhen Qianhai Weizhong Bank	[1]	414,072
Long-term bank loan		461,126
Bank Of Jiangsu [Member]
Short-term bank loans	[2]	$ 47,054

[1]	On September 16, 2021, Wunong Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Wunong Shenzhen.
[2]	On July 7, 2021, Wunong Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum.